December 22, 2010


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:  Touchstone Strategic Trust
     Registration Statement on N-14

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Touchstone Strategic Trust (the "Trust"). This filing relates to the acquisition of the assets of the Touchstone Healthcare and Biotechnology Fund, by and in exchange for shares of the Touchstone Large Cap Growth Fund series of the Trust.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on January 21, 2011.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary